Stockholders' Equity (Details Narrative)								3 Months Ended		12 Months Ended
	Oct. 02, 2017 USD ($) $ / shares shares	Aug. 29, 2017 Owner shares	May 01, 2017 USD ($) shares	Mar. 02, 2017 shares	Oct. 07, 2016 shares	Sep. 15, 2016 USD ($)	Sep. 15, 2016 USD ($)	Nov. 30, 2017 USD ($) Employees shares	Aug. 31, 2017 USD ($) Employees	Dec. 31, 2017 USD ($) $ / shares shares	Aug. 31, 2017 USD ($) Employees shares	May 02, 2017 $ / shares	Apr. 28, 2017 $ / shares	Oct. 11, 2016 USD ($)	Sep. 14, 2016 USD ($)
Newly issued shares value							$ 200,000				$ 200,000
Number of employees | Employees								45	45		45
Fair value of Stock issued during period for services											$ 1,480,000
Class A Common Stock [Member]
Newly issued shares value											$ 30,000
Number of shares issued during period | shares											30,000,000
Share price | $ / shares	$ 5.12
Restricted stock discount percentage	20.00%
Stock issued during period for services | shares	82,000										500,000
Fair value of Stock issued during period for services	$ 335,872										$ 500
Consulting Agreement [Member]
Stock-based compensation								$ 185,000	$ 61,667		123,334
Salaries [Member]
Stock-based compensation								72,500	212,619		582,889
Consulting Fees [Member]
Stock-based compensation								$ 347,500	$ 494,787		$ 1,160,621
Shenzhen Nova E-commerce, Ltd. [Member] | Acquisition Agreement [Member]
Ownership percentage		100.00%
Class A Common Stock [Member]
Newly issued shares value			$ 500,000			$ 200,000
Number of shares issued during period | shares			1,480,000		30,000,000
Share price | $ / shares												$ 2.96	$ 3.95
Class A Common Stock [Member] | Consulting Agreement [Member] | Restricted Stock [Member]
Restricted stock discount percentage			25.00%
Stock issued during period for services | shares			500,000
Class B Common Stock [Member]
Newly issued shares value						200,000
Number of shares issued during period | shares					6,000,000
Class C Common Stock [Member]
Newly issued shares value						200,000
Number of shares issued during period | shares		25,000,000		40,000,000						8,400,000
Issuance of value based on fair value of stock based compensation										$ 1,680,000
Issuance of shares based on fair value of stock based compensation | shares										8,400,000
Share price | $ / shares										$ 0.20
Class C Common Stock [Member] | Chief Executive Officer [Member]
Number of shares issued during period | shares				40,000,000				100,000			100,000
Class C Common Stock [Member] | Independent Director [Member]
Number of shares issued during period | shares								500,000			500,000
Class C Common Stock [Member] | Star Bright International Investment Enterprises [Member]
Number of shares issued during period | shares								5,000,000			5,000,000
Class C Common Stock [Member] | Shenzhen Nova E-commerce, Ltd. [Member]
Purchases of shares | shares		25,000,000
Number of Owner | Owner		130
Attorney Trust Account [Member]
Due to related party						217,500	$ 217,500							$ 67,500	$ 150,000
Payment of specific expenses						$ 17,500